JPMorgan Mid Cap Growth Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL MIDCAP GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	7.97%	3.72%	11.53%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	8.23%	3.98%	11.79%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	8.52%	4.24%	12.07%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	8.68%	4.41%	12.28%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	8.78%	4.50%	12.35%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.64%	3.30%	10.91%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.72%	3.41%	9.98%